UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2007 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2007, the Fund owned approximately 83.5% of Capital Growth Portfolio’s outstanding interests, approximately 62.1% of Investment Grade Income Portfolio’s outstanding interests and approximately 1.4% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $83,845,967)	$106,775,294	39.7%
Investment Grade Income Portfolio (identified cost, $74,464,737)	$74,402,780	27.7%
Large-Cap Value Portfolio (identified cost, $60,424,294)	$87,554,583	32.6%
Total Investments — 100.0% (identified cost, $218,734,998)	$268,732,657	100.0%
Other Assets, Less Liabilities — 0.0%	$115,105	0.0%
Net Assets — 100%	$268,847,762	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Capital & Income Strategies Fund as of September 30, 2007 (Unaudited)

Eaton Vance Capital & Income Strategies Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2007, the Fund owned approximately 0.1% of Boston Income Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests and approximately 0.1% of Dividend Builder Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Boston Income Portfolio (identified cost, $1,607,486)	$1,572,269	28.5%
Large-Cap Value Portfolio (identified cost, $1,576,432)	$1,620,201	29.4%
Dividend Builder Portfolio (identified cost, $1,616,199)	$1,640,295	29.8%
Total Investments — 87.7% (identified cost, $4,800,117)	$4,832,765	87.7%
Other Assets, Less Liabilities — 12.3%	$679,518	12.3%
Net Assets — 100%	$5,512,283	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Dividend Builder Fund as of September 30, 2007 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $1,644,740,057 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Dividend Builder Portfolio                                                                                                         as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	200,000	$16,894,000
Lockheed Martin Corp.	137,995	14,971,078
United Technologies Corp.	200,000	16,096,000
		$47,961,078
Broadcasting and Cable — 2.7%
Idearc, Inc.	47,500	$1,494,825
Inmarsat PLC	700,000	6,458,530
Rogers Communications, Inc., Class B (1)	800,000	36,424,000
		$44,377,355
Chemicals — 0.0%
Arkema ADR (1)(2)	1,249	$75,864
		$75,864
Construction & Engineering — 2.6%
Acciona S.A.	125,000	$33,820,875
Bouygues S.A.	100,000	8,605,819
		$42,426,694
Diversified Telecommunication Services — 2.9%
BCE, Inc. (1)	200,641	$8,035,672
Elisa Oyj	775,000	24,031,996
TeliaSonera AB	1,700,000	15,259,439
		$47,327,107
Electric Utilities — 32.6%
Allegheny Energy, Inc. (2)	350,000	$18,291,000
American Electric Power Co., Inc.	175,000	8,064,000
CEZ AS	450,000	27,531,588
CPFL Energia S.A. ADR (1)	300,000	17,469,000
E. ON AG	200,000	36,825,804
E.ON AG ADR	260,000	15,956,200
EDF Energies Nouvelles S. A. (1)	38,000	3,009,832
Edison International	675,000	37,428,750
Entergy Corp.	250,000	27,072,500
Exelon Corp. (1)	300,000	22,608,000
FirstEnergy Corp.	200,000	12,668,000
Fortis, Inc. (3)	200,000	5,444,299
Fortum Oyj	350,000	12,806,346
FPL Group, Inc.	381,860	23,247,637
Iberdrola S.A.	732,302	42,823,747
International Power PLC ADR (1)	50,000	4,596,805
ITC Holdings Corp.	300,584	14,893,937
Mirant Corp. (2)	925,000	37,629,000

1

NRG Energy, Inc. (1)(2)	940,000	$39,752,600
PG&E Corp.	475,000	22,705,000
PPL Corp.	600,000	27,780,000
RWE AG	300,000	37,592,579
Scottish and Southern Energy PLC	1,100,770	33,832,006
TXU Corp.	90,000	6,162,300
		$536,190,930
Electrical Equipment — 0.6%
ABB, Ltd., ADR	200,000	$5,246,000
JA Solar Holdings Co. Ltd. ADR (1)(2)	100,000	4,495,000
		$9,741,000
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	175,000	$15,814,750
Hornbeck Offshore Services, Inc. (2)	300,000	11,010,000
Schlumberger, Ltd.	175,000	18,375,000
		$45,199,750
Food Products — 1.5%
Cadbury Schweppes PLC	200,000	$2,316,205
Nestle SA	50,000	22,338,739
		$24,654,944
Gas Utilities — 2.7%
AGL Resources, Inc.	200,000	$7,924,000
Enagas	800,000	20,620,722
Equitable Resources, Inc. (1)	70,000	3,630,900
Questar Corp.	100,000	5,253,000
TransCanada Corp. (1)	200,000	7,322,000
		$44,750,622
Insurance — 1.6%
AFLAC, Inc.	300,000	$17,112,000
AXA ADR	200,000	8,922,000
		$26,034,000
Integrated Oil — 1.5%
Statoil ASA ADR (1)	250,000	$8,480,000
Total SA ADR (1)	200,000	16,206,000
		$24,686,000
Metals & Mining — 0.2%
Goldcorp, Inc.	100,000	$3,056,000
		$3,056,000
Oil and Gas-Exploration and Production — 1.1%
Hess Corp.	100,000	$6,653,000
Southwestern Energy Co. (2)	200,000	8,370,000

2

Talisman Energy, Inc.	150,000	$2,955,000
		$17,978,000
Oil and Gas-Refining and Marketing — 0.8%
Neste Oil Oyj (1)	380,000	$13,807,032
		$13,807,032
Oil, Gas & Consumable Fuels — 2.8%
Valero Energy Corp.	250,000	$16,795,000
Williams Cos., Inc.	850,000	28,951,000
		$45,746,000
Pharmaceuticals — 0.7%
Pfizer, Inc.	500,000	$12,215,000
		$12,215,000
Telecommunications Services — 20.1%
AT&T, Inc.	1,728,750	$73,143,413
Bell Aliant Regional Communications Income Fund (2)(3)(4)	27,941	900,894
BT Group PLC ADR	700,000	43,981,000
Chunghwa Telecom Co., Ltd. ADR (1)	186,540	3,447,259
Embarq Corp. (1)	250,000	13,900,000
Hellenic Telecommunications Organization SA	225,000	8,336,866
Koninklijke (Royal) KPN NV	1,700,000	29,381,916
Qwest Communications International, Inc. (1)(2)	247,500	2,267,100
Telefonica 02 Czech Republic	1,050,000	29,635,311
Telefonos de Mexico SA de CV (Telmex) ADR	775,000	25,474,250
Telenor ASA (2)	500,000	9,925,227
TELUS Corp. (1)	500,000	28,075,000
Verizon Communications, Inc.	950,000	42,066,000
Windstream Corp. (1)	1,449,026	20,460,247
		$330,994,483
Utilities-Electric and Gas — 10.4%
CMS Energy Corp. (1)	2,100,000	$35,322,000
Constellation Energy Group, Inc.	520,000	44,610,800
Dynegy, Inc., Class A (2)	1,450,000	13,398,000
National Grid PLC	1,544,772	24,608,625
Public Service Enterprise Group, Inc.	302,668	26,631,757
Suez SA ADR (1)	400,000	23,493,960
TransAlta Corp. (1)	100,000	3,154,000
		$171,219,142
Water Utilities — 4.4%
Kelda Group PLC (3)(5)	663,256	$0
Pennon Group PLC	500,000	6,183,076
Severn Trent PLC	300,000	8,577,180

3

United Utilities PLC	1,050,003	$14,948,512
Veolia Environment ADR (1)	500,000	43,070,000
		$72,778,768
Wireless Telecommunication Services — 4.2%
Alltel Corp.	390,000	$27,175,200
America Movil SAB de CV ADR, Series L	100,000	6,400,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	131,250
Cosmote Mobile Telecommunications S.A.	300,000	10,266,516
Vodafone Group PLC ADR	706,687	25,652,738
		$69,625,704
Total Common Stocks (identified cost $1,136,880,204)		$1,630,845,473

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$90
		$90
Total Warrants (identified cost $0)		$90

Short-Term Investments — 15.3%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (6)(7)	236,105	$236,105,095
Investment in Cash Management Portfolio, 5.01% (7)	15,241	15,241,141
Total Short-Term Investments (identified cost $251,346,236)		$251,346,236
Total Investments — 114.3% (identified cost $1,388,226,440)		$1,882,191,799
Other Assets, Less Liabilities — (14.3)%		$(235,811,369)
Net Assets — 100.0%		$1,646,380,430

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2007.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

4

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $900,894 or 0.1% of the Portfolio’s net assets.

(5)	Deferred shares.
(6)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $229,431,519 and received $236,105,095 of cash collateral for the loans.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $10,773,111 and $1,027,626, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	64.2%	$1,055,627,419
United Kingdom	10.4	171,154,677
France	6.3	103,383,475
Spain	5.9	97,265,344
Germany	5.5	90,374,583
Canada	5.4	89,922,566
Czech Republic	3.5	57,166,899
Finland	3.1	50,645,374
Mexico	1.9	31,874,250
Netherlands	1.8	29,381,916
Switzerland	1.7	27,584,739
Greece	1.1	18,603,382
Norway	1.1	18,405,227
Brazil	1.0	17,469,000
Sweden	0.9	15,259,439
China	0.3	4,495,000
Taiwan	0.2	3,447,259
Hong Kong	0.0	131,250
	114.3%	$1,882,191,799

5

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,388,839,773
Gross unrealized appreciation	$494,655,949
Gross unrealized depreciation	(1,303,923)
Net unrealized appreciation	$493,352,026

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $118,282.

6

Eaton Vance Emerging Markets Fund as of September 30, 2007 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $187,852,249 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value
Auto Components — 2.1%
Hyundai Mobis	37,140	$3,931,180
		$3,931,180
Automobiles — 2.4%
Denway Motors, Ltd.	7,930,000	$4,591,447
		$4,591,447
Chemicals — 6.6%
Makhteshim-Agan Industries, Ltd. (1)	586,516	$5,266,602
Nan Ya Plastic Corp.	2,747,343	7,147,529
		$12,414,131
Commercial Banks — 12.2%
Banco do Brasil S.A.	459,800	$7,709,147
Grupo Financiero Banorte DA de C.V.	813,000	3,219,390
Kookmin Bank	46,360	3,823,972
Krung Thai Bank Public Company, Ltd. (2)	9,308,000	2,951,834
Public Bank Berhad (2)	1,106,100	3,403,612
Woori Finance Holdings Co., Ltd.	83,220	1,887,720
		$22,995,675
Computer Peripherals — 1.5%
Acer, Inc.	1,633,703	$2,878,181
		$2,878,181
Construction Materials — 1.7%
Siam Cement Public Company, Ltd. (2)	420,100	$3,185,132
		$3,185,132
Electric Utilities — 3.0%
RAO Unified Energy System GDR (1)(3)	44,102	$5,709,190
		$5,709,190
Electronic Equipment & Instruments — 1.7%
Reunert, Ltd.	333,709	$3,242,268
		$3,242,268
Energy Equipment & Services — 2.4%
Tenaris S.A. ADR	84,127	$4,426,763
		$4,426,763
Food & Staples Retailing — 3.7%
Shinsegae Co., Ltd.	5,430	$3,768,750
Wal-Mart de Mexico S.A. de CV	850,900	3,120,456
		$6,889,206

1

Food Products — 2.8%
Bunge, Ltd.	48,100	$5,168,345
		$5,168,345
Household Durables — 2.8%
Corporacion GEO S.A. (1)	622,700	$2,732,906
Steinhoff International Holding, Ltd.	868,213	2,451,072
		$5,183,978
Industrial Conglomerates — 5.8%
Barloworld, Ltd.	282,903	$5,317,611
Sime Darby Berhad	1,797,400	5,485,327
		$10,802,938
Insurance — 4.9%
Cathay Financial Holding Co., Ltd.	1,596,241	$3,772,340
Samsung Fire & Marine Insurance Co., Ltd.	25,680	5,512,652
		$9,284,992
Machinery — 2.1%
PT United Tractors Tbk	4,428,500	$3,964,919
		$3,964,919
Metals & Mining — 7.6%
Companhia Vale do Rio Doce ADR	121,800	$4,132,674
POSCO	9,270	6,708,520
Ternium S.A. ADR	106,500	3,344,100
		$14,185,294
Oil, Gas & Consumable Fuels — 12.1%
China Petroleum and Chemical Corp.	5,194,000	$6,406,146
CNOOC, Ltd.	3,788,000	6,320,196
OAO Gazprom ADR	92,000	4,057,200
PTT Public Company, Ltd. (2)	614,900	6,027,904
		$22,811,446
Real Estate Management & Development — 1.4%
Guangzhou R&F Properties Co., Ltd.	567,200	$2,675,168
		$2,675,168
Semiconductors & Semiconductor Equipment — 5.1%
MediaTek, Inc.	152,000	$2,732,400
Samsung Electronics Co., Ltd.	4,330	2,709,597
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,879	4,126,812
		$9,568,809

2

Wireless Telecommunication Services — 4.8%
China Mobile, Ltd.	295,000	$4,843,711
Mobile TeleSystems ADR	59,700	4,137,807
		$8,981,518
Total Common Stocks (identified cost $97,073,656)		$162,890,580

Preferred Stocks — 2.8%

Security	Shares	Value
Electric Utilities — 2.8%
Cia Energetica de Minas Gerais	253,380	$5,356,784
		$5,356,784
Total Preferred Stocks (identified cost $1,821,666)		$5,356,784

Warrants — 7.2%

Security	Shares	Value
Commercial Banks — 1.6%
ICICI Bank, Ltd., Exp. 1/17/17	110,083	$2,942,739
		$2,942,739
Construction Materials — 1.3%
Grasim Industries, Exp. 6/30/09	27,436	$2,419,718
		$2,419,718
IT Services — 1.4%
Tata Consultancy Services, Exp. 1/20/09 (4)	95,570	$2,528,018
		$2,528,018
Oil, Gas & Consumable Fuels — 1.9%
Reliance Industries, Exp. 11/7/16 (4)	63,020	$3,641,485
		$3,641,485
Wireless Telecommunication Services — 1.0%
Bharti Airtel, Ltd., Exp. 8/1/12	82,440	$1,950,530
		$1,950,530
Total Warrants (identified cost $11,475,100)		$13,482,490
Total Investments — 96.7% (identified cost $110,370,422)		$181,729,854
Other Assets, Less Liabilities — 3.3%		$6,122,777
Net Assets — 100.0%		$187,852,631

3

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.
(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $6,169,503 or 3.3% of the The Portfolio’s net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	15.1%	$28,342,391
China	13.2	24,836,668
Brazil	11.9	22,366,950
Taiwan	11.0	20,657,262
Russia	7.4	13,904,197
India	7.2	13,482,490
Thailand	6.5	12,164,870
South Africa	5.9	11,010,951
Mexico	4.8	9,072,752
Malaysia	4.7	8,888,939
Argentina	4.1	7,770,863
Israel	2.8	5,266,602
Indonesia	2.1	3,964,919
	96.7%	$181,729,854

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,370,422
Gross unrealized appreciation	$72,875,862
Gross unrealized depreciation	(1,516,430)
Net unrealized appreciation	$71,359,432

The unrealized depreciation on foreign currency and foreign currency transactions, including foreign capital gains taxes, at September 30, 2007 on a federal income tax basis was $566,916.

4

Eaton Vance Equity Asset Allocation Fund as of September 30, 2007 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2007, the Fund owned approximately 5.5% of International Equity Portfolio’s outstanding interests, approximately 1.4% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, approximately 0.4% of Multi-Cap Growth Portfolio’s outstanding interests, approximately 1.4% of Small-Cap Growth Portfolio’s outstanding interests and approximately 2.6% of SMID-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2007 is set forth below.

		% of Fund’s
Investment	Value	Net Assets
International Equity Portfolio (identified cost, $1,258,781)	$1,406,354	20.5%
Large-Cap Growth Portfolio (identified cost, $1,578,428)	$1,679,849	24.5%
Large-Cap Value Portfolio (identified cost, $1,426,836)	$1,485,587	21.7%
Multi-Cap Growth Portfolio (identified cost, $812,279)	$859,488	12.5%
Small-Cap Growth Portfolio (identified cost, $475,217)	$500,805	7.3%
SMID-Cap Portfolio (identified cost, $845,718)	$849,900	12.4%
Total Investments — 98.9% (identified cost, $6,397,259)	$6,781,983	98.9%
Other Assets, Less Liabilities — 1.1%	$76,683	1.1%
Net Assets — 100%	$6,858,666	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Greater India Fund as of September 30, 2007 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $1,370,898,613 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio                                                                                                                     as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
India — 90.0%
Automobiles — 7.7%
Mahindra and Mahindra Ltd.	1,526,924	$28,717,640
Maruti Udyog Ltd.	1,393,081	34,833,796
Tata Motors Ltd.	2,196,022	42,495,263
		$106,046,699
Beverages — 3.5%
United Spirits Ltd.	1,105,192	$48,563,596
		$48,563,596
Chemicals — 2.2%
United Phosphorus Ltd.	3,063,180	$30,428,242
		$30,428,242
Commercial Banks — 9.4%
HDFC Bank Ltd.	1,523,889	$54,528,176
ICICI Bank Ltd.	2,005,695	53,120,508
Union Bank of India Ltd.	5,326,201	21,752,603
		$129,401,287
Construction & Engineering — 4.7%
Jaiprakash Associates Ltd.	2,352,793	$64,426,923
		$64,426,923
Construction Materials — 5.3%
Grasim Industries Ltd.	497,195	$43,711,433
Ultra Tech Cement Ltd.	1,090,214	28,511,731
		$72,223,164
Electric Utilities — 3.2%
Areva T&D India, Ltd. (1)	366,127	$17,028,362
Tata Power Co. Ltd.	1,224,809	26,190,773
		$43,219,135
Electrical Equipment — 5.4%
ABB Ltd.	657,500	$21,310,998
Bharat Heavy Electricals Ltd.	1,041,678	53,097,498
		$74,408,496
Energy Equipment & Services — 0.7%
Aban Loyd Chiles Offshore Ltd.	101,440	$8,921,425
		$8,921,425
Household Durables — 3.2%
Sobha Developers Ltd.	1,915,264	$43,879,208
		$43,879,208

1

Industrial Conglomerates — 1.7%
Siemens India Ltd.	687,096	$23,210,987
		$23,210,987
IT Services — 10.1%
Infosys Technologies Ltd.	1,136,317	$53,732,435
Mphasis Ltd.	4,403,879	31,491,540
Tata Consultancy Services Ltd.	1,997,101	53,055,433
		$138,279,408
Media — 5.2%
Dish TV (India) Ltd. (1)	8,804,160	$16,254,775
Zee Entertainment Enterprises Ltd.	6,398,540	54,656,658
		$70,911,433
Metals & Mining — 2.4%
Sterlite Industries (India) Ltd.	1,748,120	$32,713,994
		$32,713,994
Oil, Gas & Consumable Fuels — 7.5%
Reliance Industries Ltd.	1,712,830	$98,475,673
Reliance Petroleum, Ltd. (1)	1,210,105	4,644,149
		$103,119,822
Personal Products — 1.8%
Colgate-Palmolive (India) Ltd.	2,383,823	$23,944,643
		$23,944,643
Pharmaceuticals — 4.2%
Dr. Reddy’s Laboratories Ltd.	1,663,850	$27,066,473
Sun Pharmaceutical Industries Ltd.	1,286,020	31,079,717
		$58,146,190
Road & Rail — 1.2%
Container Corporation of India Ltd.	316,100	$16,652,051
		$16,652,051
Software — 1.9%
Financial Technologies (India) Ltd.	385,865	$26,633,428
		$26,633,428
Wireless Telecommunication Services — 8.7%
Bharti Airtel Ltd. (1)	2,403,465	$56,518,533
Idea Cellular Ltd. (1)	6,219,685	19,497,194
Reliance Communications Ltd.	2,966,450	43,512,742
		$119,528,469
Total India (identified cost $799,087,242)		$1,234,658,600

2

Sri Lanka — 1.2%
Industrial Conglomerates — 0.6%
John Keells Holdings Ltd.	7,319,840	$8,323,866
		$8,323,866
Wireless Telecommunication Services — 0.6%
Dialog Telekom Ltd.	38,443,680	$7,796,663
		$7,796,663
Total Sri Lanka (identified cost $18,620,902)		$16,120,529
Total Common Stocks (identified cost $817,708,144)		$1,250,779,129

Index Funds — 2.6%

India — 2.6%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	1,750,000	$35,421,168
		$35,421,168
Total India (identified cost $30,477,754)		$35,421,168
Total Index Funds (identified cost $30,477,754)		$35,421,168
Total Investments — 93.8% (identified cost $848,185,898)		$1,286,200,297
Other Assets, Less Liabilities — 6.2%		$84,699,684
Net Assets — 100.0%		$1,370,899,981

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, are as follows:

Aggregate cost	$849,676,633
Gross unrealized appreciation	$445,269,684
Gross unrealized depreciation	(8,746,020)
Net unrealized appreciation	$436,523,664

The net unrealized depreciation on foreign currency and foreign currency transactions, including foreign capital gains taxes, at September 30, 2007 on a federal income tax basis was $337,071.

4

Eaton Vance Institutional Short Term Income Fund                                                           as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 66.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 4.5%
Toyota Motor Credit Co., 5.28%, 11/28/07	$8,500	$8,427,694
Toyota Motor Credit Co., 5.28%, 12/17/07	5,000	4,943,533
		$13,371,227
Banks and Money Services — 52.2%
Abbey National LLC, 5.20%, 10/1/07	$14,000	$14,000,000
Bankamerica Corp., 5.30%, 10/5/07	2,600	2,598,470
Bankamerica Corp., 5.45%, 10/10/07	8,790	8,778,024
Bankamerica Corp., 5.45%, 11/16/07	2,000	1,986,073
Barclays U.S. Funding, LLC, 5.05%, 12/18/07	1,250	1,236,322
Barclays U.S. Funding, LLC, 5.10%, 10/15/07	1,000	998,017
Barclays U.S. Funding, LLC, 5.135%, 12/10/07	7,000	6,930,106
Barclays U.S. Funding, LLC, 5.28%, 10/2/07	2,000	1,999,706
BNP Paribas Finance, Inc., 5.40%, 12/24/07	12,600	12,441,240
CIT Group, Inc., 5.50%, 10/15/07 (1)	3,500	3,492,515
CIT Group, Inc., 5.63%, 11/20/07 (1)	3,500	3,472,631
Fortis Funding, LLC, 4.975%, 10/31/07 (1)	4,500	4,481,344
Fortis Funding, LLC, 5.54%, 12/11/07 (1)	5,000	4,945,368
Fortis Funding, LLC, 5.645%, 11/13/07 (1)	5,000	4,966,287
General Electric Capital Corp., 5.32%, 10/12/07	1,000	998,375
ING Funding, LLC, 4.95%, 10/24/07	7,000	6,977,862
ING Funding, LLC, 5.34%, 11/20/07	5,000	4,962,917
ING Funding, LLC, 5.38%, 10/31/07	5,000	4,977,583
Nestle Capital Corp., 5.30%, 10/26/07 (1)	10,000	9,963,194
New York Life Capital Corp., 4.78%, 10/25/07 (1)	10,000	9,968,134
Old Line Funding, LLC, 5.27%, 10/12/07 (1)	4,225	4,218,195
Old Line Funding, LLC, 5.29%, 10/12/07 (1)	2,535	2,530,903
Royal Bank of Scotland, 4.84%, 10/1/07	5,000	5,000,000
Royal Bank of Scotland, 5.07%, 10/24/07	6,700	6,678,298
Societe Generale N.A., 5.46%, 11/7/07	2,800	2,784,288
Societe Generale N.A., 5.75%, 10/22/07	2,760	2,750,743
UBS Finance Delaware, LLC, 5.40%, 11/7/07	6,775	6,737,398
UBS Finance Delaware, LLC, 5.41%, 10/23/07	2,500	2,491,735
UBS Finance Delaware, LLC, 5.41%, 11/27/07	4,000	3,965,737
UBS Finance Delaware, LLC, 5.42%, 11/8/07	1,238	1,230,916
UBS Finance Delaware, LLC, 5.60%, 10/22/07	1,900	1,893,792
Unilever Capital Corp., 5.28%, 12/14/07 (1)	4,000	3,956,587
		$154,412,760
Electronics/Electrical — 2.4%
Southern Co., 4.81%, 10/22/07 (1)	$7,125	$7,105,009
		$7,105,009

1

Food & Staples Retailing — 2.0%
Walgreen Co., 4.84%, 10/18/07 (1)	$5,925	$5,911,458
		$5,911,458
Insurance — 5.4%
MetLife, Inc., 5.00%, 10/17/07 (1)	$1,500	$1,496,666
Prudential Financial, Inc., 5.27%, 10/2/07 (1)	2,500	2,499,634
Prudential Financial, Inc., 5.60%, 11/15/07 (1)	2,500	2,482,501
Prudential Financial, Inc., 5.67%, 11/15/07 (1)	2,850	2,829,801
Prudential Financial, Inc., 5.67%, 12/17/07 (1)	2,850	2,815,437
Prudential Financial, Inc., 5.75%, 11/21/07 (1)	4,000	3,967,417
		$16,091,456
Total Commercial Paper (identified cost $196,891,910)		$196,891,910

Corporate Bonds & Notes — 6.8%

Security	Principal Amount (000’s omitted)	Value
Banks and Money Services — 6.8%
Countrywide Financial Corp., 5.768%, 12/19/07 (2)	$4,000	$3,980,224
Diageo Capital PLC, 3.50%, 11/19/07	5,000	4,987,045
HSBC Finance Corp., 5.36%, 10/24/07 (2)	11,000	10,998,493
		$19,965,762
Total Corporate Bonds & Notes (identified cost $19,987,265)		$19,965,762

Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 2424, Class QG, 6.50%, 11/15/30	$75	$74,549
Federal National Mortgage Association, Series 2003-58, Class PN, 3.50%, 10/25/21	348	347,101
Total Mortgage-Backed Securities (identified cost $422,918)		$421,650

2

Commercial Mortgage-Backed Securities — 11.6%

Security	Principal Amount (000’s omitted)	Value
CHAIT, Series 2004-A10, Class A10, 5.773%, 7/15/10 (2)	$4,000	$4,001,081
COMM, Series 2005-F10A, Class A1, 5.853%, 4/15/17 (2)	1,675	1,675,507
DCMT, Series 2004-2, Class A1, 5.773%, 5/15/10 (2)	4,000	4,001,081
GSMS, Series 2001-Rock, Class A2FL, 6.025%, 5/3/18 (2)(3)	3,000	3,031,336
JPMCC, Series 2005-FL1A, Class A1, 5.863%, 2/15/19 (2)	114	113,562
JPMCC, Series 2005-FL1A, Class A2, 5.933%, 2/15/19 (2)	5,000	4,998,912
JPMCC, Series 2006-FL1A, Class A1A, 5.843%, 2/15/20 (2)	339	338,582
JPMCC, Series 2006-FL2A, Class A2, 5.883%, 11/15/18 (2)	5,000	4,970,269
MLFT, Series 2006-1, Class A1, 5.823%, 6/15/22 (2)	2,966	2,949,626
PGMT, Series 2004-FA, Class C, 4.05%, 11/15/11	4,000	3,990,120
WBCMT, Series 2006-WL7A, Class A1, 5.843%, 9/15/21 (2)	4,368	4,351,847
Total Commercial Mortgage-Backed Securities (identified cost $34,456,745)		$34,421,923

U.S. Government Agency Obligations — 4.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank, 5.375%, 2/28/08	$6,000	$6,000,156
Federal National Mortgage Association, 4.25%, 10/18/13	7,500	7,498,605
Total U.S. Government Agency Obligations (identified cost $13,494,902)		$13,498,761

Preferred Stocks — 1.0%

Security	Shares	Value
Banks and Money Services — 1.0%
MBNA Capital D, 8.125%, 10/1/32 (4)	$120,000	$3,010,647
		$3,010,647
Total Preferred Stocks (identified cost $3,000,389)		$3,010,647

3

Repurchase Agreements — 9.3%

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 9/28/07, due 10/1/07, with a maturity value of $27,391,180 and an effective yield of 4.90%, collateralized by a U.S. Treasury Bill with a rate of 5.32%, a maturity date of 4/3/12 and an aggregate market value of $27,237,760	$27,380	$27,380,000
Total Repurchase Agreements (identified cost $27,380,000)		$27,380,000
Total Investments — 99.9% (identified cost $295,634,129)		$295,590,653
Other Assets, Less Liabilities — 0.1%		$425,413
Net Assets — 100.0%		$296,016,066

CHAIT	—	Chase Issuance Trust
COMM	—	Commercial Mortgage Pass Through Certificate
DCMT	—	Discover Cardmaster Trust I
GSMS	—	Goldman Sachs Mortgage Securities Corporation II
JPMCC	—	JP Morgan Chase Commercial Mortgage Security Corp.
MLFT	—	Merrill Lynch Floating Trust
PGMT	—	Providian Gateway Master Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Variable rate demand obligation. The stated interest rate represents the rate in effect at September 30, 2007.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $3,031,336 or 1.0% of the Fund’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

4

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$295,634,129
Gross unrealized appreciation	$26,369
Gross unrealized depreciation	(69,845)
Net unrealized depreciation	$(43,476)

5

Eaton Vance Institutional Short Term Treasury Fund                                                       as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 50.8%

Security	Principal Amount (000’s omitted)	Value
US Treasury Bill, 0.00%, 11/29/07	$1,000	$993,870
US Treasury Bill, 0.00%, 12/6/07	17,500	17,379,775
US Treasury Bill, 0.00%, 12/20/07	15,535	15,405,593
US Treasury Bill, 0.00%, 1/17/08	10,000	9,885,300
Total U.S. Treasury Obligations (identified cost, $43,676,257)		$43,664,538

Repurchase Agreements — 49.3%

Security	Principal Amount (000’s omitted)	Value
JP Morgan Chase Repurchase Agreement, dated 9/28/07, due 10/1/07, with a maturity value of $20,992,820 and an effective yield of 3.90%, collateralized by U.S. Treasury Obligations with rates ranging from 2.63 % to 6.00%, with maturity dates ranging from 11/15/07 to 8/15/12 and with an aggregate market value of $21,211,759.	$20,986	$20,986,000
Morgan Stanley Repurchase Agreement, dated 9/28/07, due 10/1/07, with a maturity value of $21,477,157 and an effective yield of 4.00%, collateralized by a U.S. Treasury Obligation with a rate of 4.75%, with a maturity date of 12/31/08 and with an aggregate market value of $21,658,163.	21,470	21,470,000
Total Repurchase Agreements (identified cost $42,456,000)		$42,456,000
Total Investments — 100.1% (identified cost $86,132,257)		$86,120,538
Other Assets, Less Liabilities — (0.1)%		$(68,125)
Net Assets — 100.0%		$86,052,413

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$86,137,513
Gross unrealized appreciation	$4,042
Gross unrealized depreciation	(21,017)
Net unrealized depreciation	$(16,975)

1

Eaton Vance Investment Grade Income Fund as of September 30, 2007 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $4,053,097 and the Fund owned approximately 3.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Investment Grade Income Portfolio                                                                                         as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 26.8%

Security	Principal Amount (000’s omitted)	Value
Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$327,409
		$327,409
Banks — 1.8%
National Australia Bank, 8.60%, 5/19/10	$690	$756,394
North Fork Bancorp, 7.428%, 8/15/12 (1)	1,377	1,378,031
		$2,134,425
Building and Development — 0.2%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$234,750
		$234,750
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$101,932
		$101,932
Diversified Manufacturing — 1.3%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$68,384
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,352,249
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	93,371
		$1,514,004
Drugs — 0.9%
Abbott Laboratories, 5.60%, 5/15/11	$750	$764,530
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	351,842
		$1,116,372
Financial Services — 9.5%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,414,836
Associates Corp., N.A., 5.96%, 5/15/37	30	31,672
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	429,090
CIT Group, Inc., 5.80%, 10/1/36	965	899,313
Countrywide Financial Corp., 5.80%, 6/7/12	1,100	1,032,044
General Electric Capital Corp., MTN, 4.207%, 3/2/09 (1)	710	700,238
Goldman Sachs Group, Inc., 5.625%, 1/15/17	775	753,281
HSBC Finance Corp., 5.25%, 1/14/11	775	772,780
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,128,499
Lehman Brothers Holdings, 6.50%, 7/19/17	865	878,201
Merrill Lynch & Co., 5.70%, 5/2/17	785	764,590
Merrill Lynch & Co., MTN, 5.782%, 1/31/08 (1)	260	260,157
Morgan Stanley, 3.875%, 1/15/09	945	931,011
Residential Capital, LLC, 7.50%, 4/17/13	575	464,806
Washington Mutual Bank, 6.875%, 6/15/11	870	899,387
		$11,359,905

Foods — 2.8%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,265,713
Delhaize Group, 6.50%, 6/15/17 (2)	500	505,165
General Mills, Inc., 5.65%, 9/10/12	180	181,796
Kroger Co., 6.80%, 4/1/11	595	623,182
McDonald’s Corp., 8.875%, 4/1/11	690	775,054
		$3,350,910
Household Products — 0.8%
Procter and Gamble Co., 4.95%, 8/15/14	$990	$973,969
		$973,969
Lodging and Gaming — 0.3%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$315,000
		$315,000
Medical Products — 1.5%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,223,004
Laboratory Corp. of America, 5.50%, 2/1/13	545	527,565
		$1,750,569
Oil and Gas-Equipment and Services — 2.0%
Burlington Resources, 9.875%, 6/15/10	$635	$712,814
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,675,766
		$2,388,580
Retail-Department Stores — 0.4%
Federated Retail Holding, 5.90%, 12/1/16	$500	$479,315
		$479,315
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$625,813
		$625,813
Super Regional Banks — 3.0%
Bank of America Corp., 5.49%, 3/15/19	$750	$720,773
SunTrust Banks, 6.00%, 1/15/28	1,990	1,998,111
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	939,885
		$3,658,769
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$226,650
		$226,650
Tobacco — 0.5%
Altria Group, Inc., 7.65%, 7/1/08	$655	$668,801
		$668,801

Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$866,580
		$866,580
Total Corporate Bonds (identified cost $32,543,862)		$32,093,753

Mortgage-Backed Securities — 25.0%

Security	Principal Amount (000’s omitted)	Value
FHLB, 4.125%, 2/15/08	$1,000	$996,944
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	713	658,246
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	87	88,317
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	545	548,324
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	885	890,819
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	4,825	4,731,793
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	18	17,704
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	189	189,030
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	17	16,671
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	90	90,047
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	657	652,868
FNMA, 4.875%, 12/15/16	4,590	4,560,619
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	76	75,891
FNMA, Pool #256673, 5.50%, 4/1/37	7,311	7,165,276
FNMA, Pool #448183, 5.50%, 10/1/13	108	108,148
FNMA, Pool #535454, 6.00%, 2/1/15	194	197,416
FNMA, Pool #545937, 6.00%, 6/1/14	178	180,978
FNMA, Pool #545948, 6.00%, 12/1/14	129	130,740
FNMA, Pool #918109, 5.00%, 5/1/37	7,447	7,107,588
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	1,025	1,061,983
GNMA, Pool #781412, 6.50%, 2/15/17	459	469,657
Total Mortgage-Backed Securities (identified cost $30,002,504)		$29,939,059

Commercial Mortgage-Backed Securities — 15.2%

Security	Principal Amount (000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,104,892
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	1,105	1,090,185
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,066	1,053,844
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	1,419	1,427,584
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	827	828,665
GSMSC, Series 2001-Rock, Class A2FL, 6.025%, 5/3/18 (1)(2)	2,000	2,020,891
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	415	407,205
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	918,123
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	895,040
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,398,445
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,158,929
MLMT, Series 2006-2, Class A4, 5.91%, 6/12/46 (1)	1,165	1,201,570
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	1,150	1,154,700
USAOT Series 2007-2, Class A2, 5.04%, 4/15/10	1,105	1,104,976
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	1,170	1,152,566
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (1)	1,350	1,317,839
Total Commercial Mortgage-Backed Securities (identified cost $18,078,390)		$18,235,454

U.S. Treasury Obligations — 25.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36 (3)	$3,500	$3,319,260
U.S. Treasury Bond, 6.00%, 2/15/26	3,300	3,738,283
U.S. Treasury Bond, 6.25%, 8/15/23	3,500	4,021,993
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,308,678
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,382	3,334,492
U.S. Treasury Note, 4.25%, 11/15/13	1,500	1,496,133
U.S. Treasury Note, 4.625%, 2/15/17 (3)	5,500	5,527,071
U.S. Treasury Note, 4.875%, 8/15/16	760	778,051
Total U.S. Treasury Obligations (identified cost $30,036,682)		$30,523,961

Put Swaptions Purchased — 0.4%

Security	Contracts	Value
Options to receive Libor Rate flat and pay for 5.293%, expires 2/13/08	5,500,000	$68,200
Options to receive Libor Rate flat and pay for 5.422%, expires 8/13/08	6,000,000	240,060
Options to receive Libor Rate flat and pay for 5.44%, expires 2/11/09	3,500,000	200,935
Options to receive Libor Rate minus 0.47% and pay 5.40%, expires 11/29/07	1,475,000	675
Total Put Swaptions Purchased (identified cost $494,000)		$509,870

Preferred Stocks — 4.4%

Security	Shares	Value
Banks — 1.2%
Zion Capital Trust B, 8.00%, 9/1/32 (4)	1,450,000	$1,450,193
		$1,450,193
Financial Services — 1.1%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/13/11	60,000	$1,327,200
		$1,327,200
Insurance — 1.8%
RAM Holdings, Ltd., 7.50%, 12/15/66 (1)(2)	2,000	$2,073,250
		$2,073,250
Thrifts & Mortgage Finance — 0.3%
Indymac Bank FSB, 8.50%, 5/29/49 (2)	21,150	$385,328
		$385,328
Total Preferred Stocks (identified cost $5,417,348)		$5,235,971

Short-Term Investments — 11.0%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (5)(6)	9,065	$9,064,725
Investment in Cash Management Portfolio, 5.01% (6)	2,167	2,166,557

Security	Principal Amount (000’s omitted)	Value
Countrywide Financial Corp., Commercial Paper, 12.08%, 10/16/07	$1,000	$994,968
Old Line Funding Corp., Commercial Paper, 5.29%, 10/12/07 (7)	1,000	998,383
Total Short-Term Investments (identified cost $13,224,633)		$13,224,633
Total Investments — 108.3% (identified cost $129,797,419		$129,762,701
Other Assets, Less Liabilities — (8.3)%		$(9,912,035)
Net Assets — 100.0%		$119,850,666

CHAIT	—	Chase Issuance Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMSC	—	Goldman Sachs Mortgage Securities Corporation II
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2007.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $4,984,634 or 4.2% of the Portfolio’s net assets.

(3)	All or a portion of these securities were on loan at September 30, 2007.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $8,892,957 and received $9,075,625 of cash collateral for the loans.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $566,848 and $136,327, respectively.

(7)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

A summary of financial instruments at September 30, 2007 is as follows:

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$3,103
JP Morgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	4,567
HSBC Bank, PLC	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(107,875)
						$(100,205)

At September 30, 2007, the Portfolio had sufficient cash/or securities to cover potential obligations arising from open credit default contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,079,259
Gross unrealized appreciation	$963,799
Gross unrealized depreciation	(1,280,357)
Net unrealized depreciation	$(316,558)

Eaton Vance Large-Cap Value Fund as of September 30, 2007 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $6,312,225,896, and the Fund owned approximately 98.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio                                                                                                          as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 4.7%
General Dynamics Corp.	1,200,000	$101,364,000
Lockheed Martin Corp.	950,000	103,065,500
United Technologies Corp.	1,250,000	100,600,000
		$305,029,500
Auto Components — 1.1%
Johnson Controls, Inc.	600,000	$70,866,000
		$70,866,000
Capital Markets — 6.4%
Ameriprise Financial, Inc.	800,000	$50,488,000
Bank of New York Mellon Corp.	2,000,000	88,280,000
Goldman Sachs Group, Inc.	500,000	108,370,000
Merrill Lynch & Co., Inc.	1,800,000	128,304,000
Morgan Stanley	600,000	37,800,000
		$413,242,000
Chemicals — 0.7%
Air Products and Chemicals, Inc.	450,000	$43,992,000
		$43,992,000
Commercial Banks — 3.4%
Wachovia Corp. (1)	2,350,000	$117,852,500
Wells Fargo and Co.	2,900,000	103,298,000
		$221,150,500
Communications Equipment — 1.8%
Nokia Oyj ADR	3,000,000	$113,790,000
		$113,790,000
Computer Peripherals — 5.0%
Hewlett-Packard Co.	3,200,000	$159,328,000
International Business Machines Corp.	1,350,000	159,030,000
		$318,358,000
Diversified Financial Services — 6.8%
Bank of America Corp.	2,500,000	$125,675,000
Citigroup, Inc.	3,400,000	158,678,000
JPMorgan Chase & Co.	3,350,000	153,497,000
		$437,850,000
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	3,750,000	$158,662,500
Verizon Communications, Inc.	3,500,000	154,980,000
		$313,642,500

1

Electric Utilities — 1.9%
Edison International	2,250,000	$124,762,500
		$124,762,500
Energy Equipment & Services — 0.7%
Transocean, Inc. (2)(3)	400,000	$45,220,000
		$45,220,000
Food & Staples Retailing — 2.5%
Kroger Co.	2,750,000	$78,430,000
Safeway, Inc.	2,500,000	82,775,000
		$161,205,000
Food Products — 2.9%
Kraft Foods, Inc., Class A	1,250,000	$43,137,500
Nestle SA (3)	325,000	145,201,806
		$188,339,306
Health Care Providers & Services — 1.1%
Aetna, Inc.	1,350,000	$73,264,500
		$73,264,500
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	1,450,000	$78,981,500
		$78,981,500
Household Products — 0.7%
Kimberly-Clark Corp.	650,000	$45,669,000
		$45,669,000
Independent Power Producers & Energy Traders — 1.9%
Mirant Corp. (2)	1,300,000	$52,884,000
NRG Energy, Inc. (1)(2)	1,600,000	67,664,000
		$120,548,000
Industrial Conglomerates — 1.1%
General Electric Co.	1,750,000	$72,450,000
		$72,450,000
Insurance — 8.9%
American International Group, Inc.	2,200,000	$148,830,000
Chubb Corp.	1,850,000	99,234,000
Hartford Financial Services Group, Inc., (The)	1,050,000	97,177,500
Lincoln National Corp.	800,000	52,776,000
Prudential Financial, Inc.	825,000	80,503,500
Travelers Cos., Inc.	1,900,000	95,646,000
		$574,167,000

2

Machinery — 3.0%
Deere & Co.	800,000	$118,736,000
Eaton Corp.	750,000	74,280,000
		$193,016,000
Media — 3.0%
Time Warner Inc.	7,000,000	$128,520,000
Walt Disney Co.	1,850,000	63,621,500
		$192,141,500
Metals & Mining — 3.9%
Alcoa, Inc.	1,400,000	$54,768,000
BHP Billiton, Ltd. ADR (1)	1,250,000	98,250,000
Freeport-McMoRan Copper & Gold, Inc., Class B (1)	900,000	94,401,000
		$247,419,000
Multi-Utilities — 2.2%
Dominion Resources Inc.	750,000	$63,225,000
Public Service Enterprise Group, Inc.	900,000	79,191,000
		$142,416,000
Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	1,200,000	$64,500,000
Apache Corp.	800,000	72,048,000
Chevron Corp.	1,300,000	121,654,000
ConocoPhillips	1,850,000	162,374,500
Exxon Mobil Corp.	1,450,000	134,212,000
Hess Corp. (1)	1,250,000	83,162,500
Occidental Petroleum Corp.	2,000,000	128,160,000
Valero Energy Corp.	1,100,000	73,898,000
XTO Energy, Inc.	1,050,000	64,932,000
		$904,941,000
Pharmaceuticals — 5.6%
Abbott Laboratories	1,150,000	$61,663,000
Johnson & Johnson	800,000	52,560,000
Novartis AG (3)	800,000	43,861,839
Pfizer, Inc.	3,650,000	89,169,500
Wyeth	2,500,000	111,375,000
		$358,629,339
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc. (1)	300,000	$35,418,000
Boston Properties, Inc. (1)	325,000	33,767,500
Simon Property Group, Inc. (1)	500,000	50,000,000
		$119,185,500
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	1,300,000	$105,521,000
		$105,521,000

3

Specialty Retail — 1.0%
TJX Companies, Inc.	2,250,000	$65,407,500
		$65,407,500
Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	1,075,000	$63,059,500
		$63,059,500
Thrifts & Mortgage Finance — 0.7%
Freddie Mac	700,000	$41,307,000
		$41,307,000
Tobacco — 1.6%
Altria Group, Inc.	1,500,000	$104,295,000
		$104,295,000
Total Common Stocks (identified cost $5,157,414,912)		$6,259,865,645

Short-Term Investments — 7.1%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (4)(5)	238,485	$238,485,480
Investment in Cash Management Portfolio, 5.01% (5)	215,824	215,823,545
Total Short-Term Investments (identified cost $454,309,025)		$454,309,025
Total Investments — 104.4% (identified cost $5,611,723,937)		$6,714,174,670
Other Assets, Less Liabilities — (4.4)%		$(280,256,327)
Net Assets — 100.0%		$6,433,918,343

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2007.
(2)		Non-income producing security.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Fund loaned securities having a market value of $235,871,733 and received $238,485,480 of cash collateral for the loans.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from Investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $5,842,361 and $6,309,593, respectively.

4

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,613,853,010
Gross unrealized appreciation	$1,139,229,515
Gross unrealized depreciation	(38,907,855)
Net unrealized appreciation	$1,100,321,660

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $20,632.

5

Eaton Vance Large-Cap Growth Fund as of September 30, 2007 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $101,145,971 and the Fund owned approximately 84.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co.	14,200	$1,490,858
General Dynamics Corp.	23,300	1,968,151
Rockwell Collins, Inc.	16,500	1,205,160
United Technologies Corp.	34,700	2,792,656
		$7,456,825
Air Freight & Logistics — 1.0%
FedEx Corp.	11,100	$1,162,725
		$1,162,725
Beverages — 2.5%
Coca-Cola Co. (The)	23,900	$1,373,533
PepsiCo, Inc.	22,350	1,637,361
		$3,010,894
Biotechnology — 1.4%
Gilead Sciences, Inc. (1)	40,200	$1,642,974
		$1,642,974
Capital Markets — 3.7%
Franklin Resources, Inc.	7,300	$930,750
Goldman Sachs Group, Inc.	5,600	1,213,744
Invesco PLC ADR (2)	42,000	1,146,600
State Street Corp.	17,200	1,172,352
		$4,463,446
Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	28,300	$1,402,548
Ecolab, Inc.	26,000	1,227,200
		$2,629,748
Communications Equipment — 6.4%
Cisco Systems, Inc. (1)	90,200	$2,986,522
Corning, Inc.	36,100	889,865
QUALCOMM, Inc.	42,200	1,783,372
Research In Motion, Ltd. (1)(3)	20,100	1,980,855
		$7,640,614
Computer Peripherals — 3.8%
Apple, Inc. (1)	19,500	$2,994,030
Hewlett-Packard Co.	31,500	1,568,385
		$4,562,415
Consumer Finance — 1.0%
American Express Co.	19,300	$1,145,841
		$1,145,841

1

Electrical Equipment — 1.4%
Emerson Electric Co.	31,200	$1,660,464
		$1,660,464
Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	28,500	$1,051,080
		$1,051,080
Energy Equipment & Services — 2.7%
Schlumberger, Ltd. (3)	17,500	$1,837,500
Transocean, Inc. (1)(3)	11,900	1,345,295
		$3,182,795
Food & Staples Retailing — 3.5%
CVS & Caremark Corp.	40,224	$1,594,077
Safeway, Inc.	31,900	1,056,209
Wal-Mart Stores, Inc.	33,700	1,471,005
		$4,121,291
Food Products — 3.2%
Cadbury Schweppes PLC ADR	16,915	$786,886
Nestle SA (3)	3,400	1,519,034
William Wrigley Jr. Co.	23,500	1,509,405
		$3,815,325
Health Care Equipment & Supplies — 3.5%
Medtronic, Inc.	44,000	$2,482,040
Zimmer Holdings, Inc. (1)	21,100	1,708,889
		$4,190,929
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	23,000	$1,113,890
		$1,113,890
Hotels, Restaurants & Leisure — 1.7%
International Game Technology	46,000	$1,982,600
		$1,982,600
Household Products — 3.2%
Colgate-Palmolive Co.	24,000	$1,711,680
Procter & Gamble Co.	30,668	2,157,187
		$3,868,867
Industrial Conglomerates — 1.9%
General Electric Co.	54,400	$2,252,160
		$2,252,160
Internet Software & Services — 4.9%
Akamai Technologies, Inc. (1)(2)	36,000	$1,034,280
eBay, Inc. (1)	41,000	1,599,820
Google Inc., Class A (1)(2)	4,400	2,495,988

2

Yahoo!, Inc. (1)	28,500	$764,940
		$5,895,028
IT Services — 2.0%
MasterCard, Inc., Class A (2)	8,100	$1,198,557
Paychex, Inc. (2)	30,000	1,230,000
		$2,428,557
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (1)	20,300	$1,171,716
		$1,171,716
Machinery — 2.9%
Danaher Corp.	10,300	$851,913
Deere & Co.	9,400	1,395,148
Eaton Corp.	12,500	1,238,000
		$3,485,061
Media — 4.9%
Clear Channel Outdoor Holdings, Inc., Class A (1)(2)	32,500	$828,750
Comcast Corp., Class A (1)	72,500	1,753,050
McGraw-Hill Companies, Inc., (The)	17,600	896,016
Omnicom Group, Inc.	30,000	1,442,700
Walt Disney Co.	27,300	938,847
		$5,859,363
Metals & Mining — 1.2%
Goldcorp, Inc. (2)(3)	47,000	$1,436,320
		$1,436,320
Multiline Retail — 1.4%
Nordstrom, Inc. (2)	17,000	$797,130
Sears Holdings Corp. (1)(2)	6,400	814,080
		$1,611,210
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	28,700	$1,542,625
ConocoPhillips	16,500	1,448,205
Exxon Mobil Corp.	13,210	1,222,718
Statoil ASA ADR	21,000	712,320
		$4,925,868
Pharmaceuticals — 7.7%
Abbott Laboratories	26,000	$1,394,120
Allergan, Inc.	18,000	1,160,460
Eli Lilly & Co.	20,500	1,167,065
Johnson & Johnson	22,500	1,478,250
Novartis AG ADR	18,400	1,011,264
Roche Holdings, Ltd. (3)	10,600	957,739
Shire PLC ADR	12,100	895,158

3

Wyeth	26,300	$1,171,665
		$9,235,721
Semiconductors & Semiconductor Equipment — 7.4%
Intel Corp.	87,000	$2,249,820
KLA-Tencor Corp. (2)	24,000	1,338,720
Linear Technology Corp. (2)	28,800	1,007,712
Marvell Technology Group, Ltd. (1)(3)	50,000	818,500
NVIDIA Corp. (1)	45,750	1,657,980
Texas Instruments, Inc.	49,500	1,811,205
		$8,883,937
Software — 6.4%
Adobe Systems, Inc. (1)	28,000	$1,222,480
Autodesk, Inc. (1)	25,600	1,279,232
Microsoft Corp.	92,420	2,722,693
Oracle Corp. (1)	59,500	1,288,175
VMware, Inc., Class A (1)(2)	13,332	1,133,220
		$7,645,800
Specialty Retail — 0.6%
J. Crew Group, Inc. (1)(2)	15,800	$655,700
		$655,700
Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	19,900	$1,167,334
		$1,167,334
Wireless Telecommunication Services — 0.7%
SprintNextel Corp.	45,200	$858,800
		$858,800
Total Common Stocks (identified cost $94,196,459)		$116,215,298

Short-Term Investments — 13.4%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (4)(5)	11,942	$11,941,877
Investment in Cash Management Portfolio, 5.01% (5)	4,084	4,084,390
Total Short-Term Investments (identified cost $16,026,267)		$16,026,267
Total Investments — 110.7% (identified cost $110,222,726)		$132,241,565
Other Assets, Less Liabilities — (10.7)%		$(12,729,590)
Net Assets — 100.0%		$119,511,975

4

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at September 30, 2007.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $11,635,958 and received $11,941,877 of cash collateral for the loans.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $297,203 and $91,410, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$110,280,443
Gross unrealized appreciation	$22,828,486
Gross unrealized depreciation	(867,364)
Net unrealized appreciation	$21,961,122

5

Eaton Vance Real Estate Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Hotels & Resorts — 9.7%
Host Hotels & Resorts, Inc.	1,240	$ 27,825
LaSalle Hotel Properties	120	5,049
Marriott International, Inc., Class A	250	10,868
Starwood Hotels & Resorts Worldwide, Inc.	345	20,959
		$ 64,701
Industrial REITs — 7.8%
AMB Property Corp.	340	$ 20,335
Eastgroup Properties, Inc.	160	7,242
ProLogis	370	24,550
		$ 52,127
Mall REITs — 16.7%
General Growth Properties, Inc.	345	$ 18,499
Macerich Company (The)	245	21,457
Simon Property Group, Inc.	615	61,500
Taubman Centers, Inc.	190	10,403
		$ 111,859
Office REITs — 25.5%
Alexandria Real Estate Equities, Inc.	105	$ 10,107
Boston Properties, Inc.	405	42,080
Brookfield Properties Corp. (1)	480	11,952
Douglas Emmett, Inc.	250	6,183
Duke Realty Corp.	320	10,819
Highwoods Properties, Inc.	170	6,234
Kilroy Realty Corp.	55	3,335
Liberty Property Trust, Inc.	205	8,243
SL Green Realty Corp.	185	21,602
Vornado Realty Trust	455	49,754
		$ 170,309
Residential REITs — 21.3%
American Campus Communities, Inc.	200	$ 5,858
Archstone-Smith Trust	370	22,252
AvalonBay Communities, Inc.	400	47,224
BRE Properties, Inc.	155	8,669
Camden Property Trust	85	5,461
Equity Lifestyle Properties, Inc.	115	5,957
Equity Residential	735	31,134
Mid-America Apartment Communities, Inc.	175	8,724
Post Properties, Inc.	175	6,773
		$ 142,052

See notes to financial statements

1

Shopping Center REITs — 11.2%
Acadia Realty Trust	400	$ 10,852
Developers Diversified Realty Corp.	140	7,822
Equity One, Inc.	275	7,480
Federal Realty Investment Trust	215	19,048
Kimco Realty Corp.	220	9,946
Regency Centers Corp.	260	19,955
		$ 75,103
Storage REITs — 5.6%
Public Storage, Inc.	450	$ 35,393
U-Store-It Trust	175	2,310
		$ 37,703
Total Common Stocks (identified cost $606,584)		$ 653,854

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (2)	$ 6	$5,893
Total Short-Term Investments (identified cost $5,893)		$5,893
Total Investments — 98.7% (identified cost $612,477)		$659,747
Other Assets, Less Liabilities — 1.3%		$8,808
Net Assets — 100.0%		$668,555

REIT	—	Real Estate Investment Trust
(1)		Foreign security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $427.

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$ 612,477
Gross unrealized appreciation	$ 55,800
Gross unrealized depreciation	(8,619)
Net unrealized appreciation	$ 47,181

See notes to financial statements

2

Eaton Vance Small-Cap Growth Fund as of September 30, 2007 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $18,891,291 and the Fund owned approximately 51.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
Aerospace & Defense — 4.7%
AAR Corp. (1)	14,440	$438,110
Alliant Techsystems, Inc. (1)	5,400	590,220
Ceradyne, Inc. (1)	9,505	719,909
		$1,748,239
Auto Components — 0.5%
Noble International, Ltd.	8,360	$177,984
		$177,984
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	21,120	$613,114
		$613,114
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	4,620	$589,096
		$589,096
Chemicals — 5.5%
International Flavors & Fragrances, Inc.	8,890	$469,925
Scotts Miracle-Gro Co., Class A	10,570	451,867
Terra Industries, Inc. (1)	35,805	1,119,264
		$2,041,056
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (1)	3,550	$158,046
FTI Consulting, Inc. (1)	13,470	677,676
		$835,722
Communications Equipment — 1.4%
Harris Stratex Networks, Inc., Class A (1)	30,223	$527,996
		$527,996
Computer Peripherals — 1.3%
Brocade Communications Systems, Inc. (1)	44,480	$380,749
Stratasys, Inc. (1)	3,790	104,452
		$485,201
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)	7,750	$1,017,420
		$1,017,420
Distributors — 0.5%
LKQ Corp. (1)	5,030	$175,094
		$175,094

1

Diversified Consumer Services — 0.7%
DeVry, Inc.	7,030	$260,180
		$260,180
Electric Utilities — 0.7%
ITC Holdings Corp.	5,375	$266,331
		$266,331
Electronic Equipment & Instruments — 3.8%
Daktronics, Inc.	20,275	$551,885
FLIR Systems, Inc. (1)	11,610	643,078
Zygo Corp. (1)	14,840	193,365
		$1,388,328
Energy Equipment & Services — 8.6%
Allis-Chalmers Energy, Inc. (1)	25,080	$475,015
Dresser-Rand Group, Inc. (1)	16,450	702,580
Hornbeck Offshore Services, Inc. (1)	6,525	239,468
ION Geophysical Corp. (1)	39,500	546,285
NATCO Group, Inc., Class A (1)	11,640	602,370
Willbros Group, Inc. (1)	17,971	611,014
		$3,176,732
Health Care Equipment & Supplies — 9.1%
Cooper Cos., Inc., (The)	10,446	$547,579
DJO, Inc. (1)	8,570	420,787
IDEXX Laboratories, Inc. (1)	2,320	254,249
Respironics, Inc. (1)	10,330	496,150
Sirona Dental Systems, Inc. (1)	14,190	506,157
West Pharmaceutical Services, Inc.	12,755	531,373
Wright Medical Group, Inc. (1)	22,480	602,914
		$3,359,209
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	9,740	$367,685
VCA Antech, Inc. (1)	6,400	267,200
		$634,885
Hotels, Restaurants & Leisure — 0.6%
Cheesecake Factory, Inc., (The) (1)	10,040	$235,639
		$235,639
Household Durables — 3.0%
Jarden Corp. (1)	18,830	$582,600
Universal Electronics, Inc. (1)	16,710	543,075
		$1,125,675
Household Products — 1.4%
Church & Dwight Co., Inc.	11,295	$531,317
		$531,317

2

Insurance — 2.9%
Philadelphia Consolidated Holding Corp. (1)	13,730	$567,598
Protective Life Corp.	12,280	521,163
		$1,088,761
IT Services — 3.1%
Euronet Worldwide, Inc. (1)	19,340	$575,752
MoneyGram International, Inc.	26,070	588,921
		$1,164,673
Life Sciences Tools & Services — 0.6%
Bruker BioSciences Corp. (1)	24,230	$213,224
		$213,224
Machinery — 4.6%
Kadant, Inc. (1)	17,710	$495,880
Oshkosh Truck Corp.	9,410	583,138
Titan International, Inc.	19,040	607,757
		$1,686,775
Media — 2.8%
Central European Media Enterprises, Ltd., Class A (1)	6,100	$559,431
Courier Corp.	13,990	492,588
		$1,052,019
Metals & Mining — 5.5%
Aber Diamond Corp.	14,990	$588,015
Cleveland-Cliffs, Inc.	2,130	187,376
IAMGOLD Corp.	35,130	304,577
Meridian Gold, Inc. (1)	11,210	371,051
RTI International Metals, Inc. (1)	7,520	596,035
		$2,047,054
Oil, Gas & Consumable Fuels — 7.9%
Denbury Resources, Inc. (1)	14,800	$661,412
Forest Oil Corp. (1)	13,250	570,280
Petrohawk Energy Corp. (1)	34,580	567,804
Quicksilver Resources, Inc. (1)	11,540	542,957
Range Resources Corp.	14,200	577,372
		$2,919,825
Personal Products — 3.2%
Herbalife, Ltd.	13,300	$604,618
Playtex Products, Inc. (1)	30,665	560,556
		$1,165,174
Pharmaceuticals — 1.5%
Adams Respiratory Therapeutics, Inc. (1)	13,985	$538,982
		$538,982
Road & Rail — 1.3%
Kansas City Southern (1)	11,590	$372,850
Landstar System, Inc.	2,430	101,987
		$474,837

3

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc. (1)	35,280	$532,728
AMIS Holdings, Inc. (1)	37,690	365,970
Intersil Corp., Class A	5,440	181,859
Verigy, Ltd. (1)	21,300	526,323
		$1,606,880
Software — 2.9%
Parametric Technology Corp. (1)	31,525	$549,166
Sybase, Inc. (1)	22,700	525,051
		$1,074,217
Trading Companies & Distributors — 1.0%
GATX Corp.	8,300	$354,825
		$354,825
Wireless Telecommunication Services — 1.3%
NII Holdings, Inc. (1)	5,950	$488,793
		$488,793
Total Common Stocks (identified cost $27,527,548)		$35,065,257
Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (2)	2,270	$ 2,269,926
Total Short-Term Investments (identified cost $2,269,926)		$ 2,269,926
Total Investments — 101.0% (identified cost $29,797,474)		$ 37,335,183
Other Assets, Less Liabilities — (1.0)%		$ (359,677)
Net Assets — 100.0%		$ 36,975,506

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $96,872.

4

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$29,829,957
Gross unrealized appreciation	$7,938,774
Gross unrealized depreciation	(433,548)
Net unrealized appreciation	$7,505,226

5

Eaton Vance Small-Cap Value Fund                                                                                        as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Auto Components — 0.7%
BorgWarner, Inc.	1,900	$173,907
		$173,907
Chemicals — 2.4%
RPM, Inc.	22,800	$546,060
		$546,060
Commercial Banks — 11.7%
Boston Private Financial Holdings, Inc.	20,400	$567,936
First Midwest Bancorp, Inc.	12,600	430,416
Hanmi Financial Corp.	26,800	415,132
Provident Bankshares Corp.	14,200	444,886
UCBH Holdings, Inc.	26,300	459,724
Umpqua Holdings Corp.	19,600	392,196
		$2,710,290
Commercial Services & Supplies — 1.3%
Pike Electric Corp. (1)	15,500	$290,780
		$290,780
Containers & Packaging — 2.8%
AptarGroup, Inc.	17,200	$651,364
		$651,364
Electric Utilities — 2.2%
Cleco Corp.	19,900	$502,873
		$502,873
Electrical Equipment — 1.9%
A.O. Smith Corp.	9,900	$434,412
		$434,412
Electronic Equipment & Instruments — 1.4%
Technitrol, Inc.	12,500	$336,875
		$336,875
Energy Equipment & Services — 6.6%
Bristow Group, Inc. (1)	5,800	$253,518
Oil States International, Inc. (1)	15,700	758,310
Parker Drilling Co. (1)	63,000	511,560
		$1,523,388
Food & Staples Retailing — 4.1%
BJ’s Wholesale Club, Inc. (1)	14,000	$464,240
Performance Food Group Co. (1)	16,100	485,093
		$949,333

1

Food Products — 2.4%
Chiquita Brands International, Inc. (1)	35,400	$560,382
		$560,382
Gas Utilities — 4.1%
Piedmont Natural Gas Co., Inc.	27,000	$677,430
Questar Corp.	5,000	262,650
		$940,080
Health Care Equipment & Supplies — 4.2%
PolyMedica Corp.	10,300	$540,956
West Pharmaceutical Services, Inc.	10,200	424,932
		$965,888
Health Care Providers & Services — 2.7%
Owens & Minor, Inc.	16,300	$620,867
		$620,867
Hotels, Restaurants & Leisure — 1.9%
Applebee’s International, Inc.	8,500	$211,480
CBRL Group, Inc.	5,400	220,320
		$431,800
Household Durables — 2.9%
Tupperware Brands Corp.	21,300	$670,737
		$670,737
Household Products — 2.8%
Church & Dwight Co., Inc.	13,800	$649,152
		$649,152
Industrial Conglomerates — 3.2%
Teleflex, Inc.	4,100	$319,472
Walter Industries, Inc.	15,400	414,260
		$733,732
Insurance — 5.5%
IPC Holdings Ltd.	19,800	$571,230
Protective Life Corp.	8,300	352,252
Zenith National Insurance Corp.	7,700	345,653
		$1,269,135
IT Services — 0.5%
Ness Technologies, Inc. (1)	10,900	$119,028
		$119,028
Leisure Equipment & Products — 1.9%
RC2 Corp. (1)	16,100	$445,809
		$445,809

2

Machinery — 3.8%
Albany International Corp.	5,600	$209,944
CLARCOR, Inc.	11,200	383,152
Mueller Water Products, Inc., Class A	23,700	293,643
		$886,739
Oil, Gas & Consumable Fuels — 1.9%
Penn Virginia Corp.	10,000	$439,800
		$439,800
Personal Products — 2.0%
Chattem, Inc. (1)	6,600	$465,432
		$465,432
Real Estate Investment Trusts (REITs) — 5.3%
Senior Housing Properties Trust	22,200	$489,732
Strategic Hotels & Resorts, Inc.	16,000	329,440
Sunstone Hotel Investors, Inc.	16,300	417,932
		$1,237,104
Road & Rail — 1.3%
Arkansas Best Corp.	9,500	$310,270
		$310,270
Semiconductors & Semiconductor Equipment — 5.9%
Diodes, Inc. (1)	18,675	$599,468
ON Semiconductor Corp. (1)	60,800	763,648
		$1,363,116
Software — 3.1%
Epicor Software Corp. (1)	35,100	$483,327
Smith Micro Software, Inc. (1)	14,900	239,294
		$722,621
Specialty Retail — 3.4%
Stage Stores, Inc.	28,800	$525,024
Tween Brands, Inc. (1)	8,100	266,004
		$791,028
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc. (1)	24,000	$478,800
		$478,800
Total Common Stocks (identified cost $18,590,425)		$22,220,802
Total Investments — 96.0% (identified cost $18,590,425)		$22,220,802
Other Assets, Less Liabilities — 4.0%		$932,389
Net Assets — 100.0%		$23,153,191

3

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$18,591,931
Gross unrealized appreciation	$4,303,967
Gross unrealized depreciation	(675,096)
Net unrealized appreciation	$3,628,871

4

Eaton Vance Special Equities Fund  as of September 30, 2007 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2007, the value of the Fund’s investment in the Portfolio was $60,037,618 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio                                                                                                           as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 4.8%
AAR Corp. (1)	23,740	$720,272
Alliant Techsystems, Inc. (1)	8,820	964,026
Ceradyne, Inc. (1)	16,000	1,211,840
		$2,896,138
Auto Components — 0.5%
Noble International, Ltd.	13,730	$292,312
		$292,312
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	34,475	$1,000,809
		$1,000,809
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	7,600	$969,076
		$969,076
Chemicals — 5.2%
International Flavors & Fragrances, Inc.	15,820	$836,245
Scotts Miracle-Gro Co., Class A	10,430	445,882
Terra Industries, Inc. (1)	58,965	1,843,246
		$3,125,373
Commercial Services & Supplies — 2.3%
Clean Harbors, Inc. (1)	5,840	$259,997
FTI Consulting, Inc. (1)	22,110	1,112,354
		$1,372,351
Communications Equipment — 1.4%
Harris Stratex Networks, Inc., Class A (1)	49,466	$864,171
		$864,171
Computer Peripherals — 1.3%
Brocade Communications Systems, Inc. (1)	72,040	$616,662
Stratasys, Inc. (1)	6,190	170,596
		$787,258
Construction & Engineering — 2.9%
Foster Wheeler, Ltd. (1)	13,150	$1,726,332
		$1,726,332
Distributors — 0.5%
LKQ Corp. (1)	8,170	$284,398
		$284,398
Diversified Consumer Services — 0.7%
DeVry, Inc.	11,530	$426,725
		$426,725

1

Electric Utilities — 0.8%
ITC Holdings Corp.	9,515	$471,468
		$471,468
Electronic Equipment & Instruments — 4.6%
Daktronics, Inc.	27,750	$755,355
FLIR Systems, Inc. (1)	19,220	1,064,596
Zygo Corp. (1)	73,330	955,490
		$2,775,441
Energy Equipment & Services — 8.0%
Allis-Chalmers Energy, Inc. (1)	40,920	$775,025
Dresser-Rand Group, Inc. (1)	29,759	1,271,007
Hornbeck Offshore Services, Inc. (1)	10,690	392,323
ION Geophysical Corp. (1)	65,060	899,780
NATCO Group, Inc., Class A (1)	19,190	993,082
Willbros Group, Inc. (1)	14,767	502,078
		$4,833,295
Health Care Equipment & Supplies — 9.3%
Cooper Cos., Inc.	17,180	$900,576
DJO, Inc. (1)	13,980	686,418
IDEXX Laboratories, Inc. (1)	4,095	448,771
Respironics, Inc. (1)	17,060	819,392
Sirona Dental Systems, Inc. (1)	23,170	826,474
West Pharmaceutical Services, Inc.	21,020	875,693
Wright Medical Group, Inc. (1)	37,256	999,206
		$5,556,530
Health Care Providers & Services — 1.7%
MWI Veterinary Supply, Inc. (1)	16,020	$604,755
VCA Antech, Inc. (1)	9,350	390,362
		$995,117
Hotels, Restaurants & Leisure — 0.7%
Cheesecake Factory, Inc. (1)	17,010	$399,225
		$399,225
Household Durables — 3.1%
Jarden Corp. (1)	31,840	$985,130
Universal Electronics, Inc. (1)	26,960	876,200
		$1,861,330
Household Products — 1.4%
Church & Dwight Co., Inc.	18,564	$873,251
		$873,251
Insurance — 3.0%
Philadelphia Consolidated Holding Corp. (1)	22,580	$933,457
Protective Life Corp.	20,195	857,076
		$1,790,533

2

Internet Software & Services — 1.9%
VeriSign, Inc. (1)	33,450	$1,128,603
		$1,128,603
IT Services — 2.6%
Euronet Worldwide, Inc. (1)	31,790	$946,388
MoneyGram International, Inc.	26,350	595,246
		$1,541,634
Life Sciences Tools & Services — 0.6%
Bruker BioSciences Corp. (1)	39,370	$346,456
		$346,456
Machinery — 4.6%
Kadant, Inc. (1)	29,280	$819,840
Oshkosh Truck Corp.	15,470	958,676
Titan International, Inc.	31,490	1,005,161
		$2,783,677
Media — 2.9%
Central European Media Enterprises, Ltd., Class A (1)	10,340	$948,281
Courier Corp.	23,000	809,830
		$1,758,111
Metals & Mining — 4.5%
Aber Diamond Corp.	24,950	$978,717
Cleveland-Cliffs, Inc.	3,445	303,057
IAMGOLD Corp.	57,010	494,277
Meridian Gold, Inc. (1)	18,190	602,089
RTI International Metals, Inc. (1)	4,054	321,320
		$2,699,460
Oil, Gas & Consumable Fuels — 7.5%
Denbury Resources, Inc. (1)	26,850	$1,199,926
Forest Oil Corp. (1)	22,190	955,058
Petrohawk Energy Corp. (1)	58,730	964,347
Quicksilver Resources, Inc. (1)	8,870	417,333
Range Resources Corp.	23,230	944,532
		$4,481,196
Personal Products — 3.2%
Herbalife, Ltd.	22,030	$1,001,484
Playtex Products, Inc. (1)	50,815	928,898
		$1,930,382
Pharmaceuticals — 1.5%
Adams Respiratory Therapeutics, Inc. (1)	23,005	$886,613
		$886,613

3

Road & Rail — 1.3%
Kansas City Southern (1)	19,090	$614,125
Landstar System, Inc.	4,100	172,077
		$786,202
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc. (1)	44,145	$666,589
AMIS Holdings, Inc. (1)	61,050	592,795
Intersil Corp., Class A	9,160	306,219
Verigy, Ltd. (1)	35,050	866,085
		$2,431,688
Software — 2.9%
Parametric Technology Corp. (1)	52,240	$910,021
Sybase, Inc. (1)	37,200	860,436
		$1,770,457
Trading Companies & Distributors — 1.0%
GATX Corp.	14,750	$630,563
		$630,563
Wireless Telecommunication Services — 1.5%
NII Holdings, Inc., Class B (1)	10,750	$883,113
		$883,113
Total Common Stocks (identified cost $44,346,499)		$57,359,288

Short-Term Investments — 5.4%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (2)	$3,218	$3,218,035
Total Short-Term Investments (identified cost $3,218,035)		$3,218,035
Total Investments — 100.9% (identified cost $47,564,534)		$60,577,323
Other Assets, Less Liabilities — (0.9)%		$(539,672)
Net Assets — 100.0%		$60,037,651

(1)          Non-income producing security.

(2)          Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $98,444.

4

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,566,445
Gross unrealized appreciation	$13,721,844
Gross unrealized depreciation	(710,966)
Net unrealized appreciation	$13,010,878

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr
Thomas E. Faust Jr.
President

Date:	November 15, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2007